AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 12, 2020

1933 Act File No. 002-97596

1940 Act File No. 811-04297

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ___ ☐

Post-Effective Amendment No. 163 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 164 ☒

VANECK FUNDS

(Exact Name of Registrant as Specified in Charter)

666 Third Avenue

New York, NY 10017

(Address of Principal Executive Office) (Zip Code)

212-293-2000

Registrant’s Telephone Number

Jonathan R. Simon, Esq.

Senior Vice President and General Counsel

Van Eck Associates Corporation

666 Third Avenue, 9th Floor

New York, NY 10017

(Name and Address of Agent for Service)

Copy to:

Alison M. Fuller, Esq.

Stradley Ronon Stevens & Young LLP

2000 K Street, N.W.

Suite 700

Washington, D.C. 20006-1871

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective: (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	On [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 12th day of May, 2020.

VANECK FUNDS

By:	/s/ Jonathan R. Simon
Name:	Jonathan R. Simon
Title:	Senior Vice President, Secretary and Chief Legal Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ Jan F. van Eck* Jan F. van Eck	Chief Executive Officer, President and Trustee	May 12, 2020
/s/ John J. Crimmins* John J. Crimmins	Vice President, Treasurer, Chief Financial Officer and Principal Accounting Officer	May 12, 2020
/s/ Jane DiRenzo Pigott* Jane DiRenzo Pigott	Trustee	May 12, 2020
/s/ Jon Lukomnik* Jon Lukomnik	Trustee	May 12, 2020
/s/ R. Alastair Short* R. Alastair Short	Trustee	May 12, 2020
/s/ Richard D. Stamberger* Richard D. Stamberger	Trustee	May 12, 2020
/s/ Robert L. Stelzl* Robert L. Stelzl	Trustee	May 12, 2020

*By:	/s/ Jonathan R. Simon
Jonathan R. Simon
Attorney-in-Fact
May 12, 2020

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase